Vanguard Emerging Markets Government Bond Index Fund Expense Example - ETF Prospectus [Member] - Vanguard Emerging Markets Government Bond Index Fund - ETF Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192